Commitments - Non-cancellable Operating Lease Rentals (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of commitments [line items]
Minimum lease payments payable under non-cancellable agreements	5.1	8.7
Less than one year
Disclosure of maturity analysis of commitments [line items]
Minimum lease payments payable under non-cancellable agreements	2.2	2.2
Between one and three years
Disclosure of maturity analysis of commitments [line items]
Minimum lease payments payable under non-cancellable agreements	2.1	4.1
Between three and five years
Disclosure of maturity analysis of commitments [line items]
Minimum lease payments payable under non-cancellable agreements	0.6	2.2
More than five years
Disclosure of maturity analysis of commitments [line items]
Minimum lease payments payable under non-cancellable agreements	0.2	0.2